Consolidated statement of financial position - BRL (R$) R$ in Thousands	Jun. 30, 2019	Jun. 30, 2018
Current assets
Cash and cash equivalents	R$ 106,627	R$ 104,314
Marketable securities	4,038	11,215
Derivative financial instruments	5,906	28,299
Accounts receivable and others	125,320	95,176
Inventories	97,068	69,622
Biological assets	99,881	61,993
Transactions with related parties	1,987	1,660
Total current assets	440,827	372,279
Noncurrent assets
Biological assets	23,235	34,053
Restricted marketable securities	9,114	18,226
Derivative financial instruments	1,013	4,053
Deferred taxes	20,510	32,742
Accounts receivable and others	203,533	74,775
Investment properties	548,717	557,152
Investments	1,256	86
Property, plant and equipment	107,852	84,830
Intangible assets	1,557	1,403
Total non-current assets	916,787	807,320
Total assets	1,357,614	1,179,599
Current liabilities
Trade accounts payable and others	119,203	106,445
Loans, financing, debentures	76,608	68,412
Salaries and payroll obligations	17,093	14,300
Derivative financial instruments	11,055	10,489
Transactions with related parties	2,405	1,831
Finance leases	254	1,676
Total current liabilities	226,618	203,153
Noncurrent liabilities
Trade accounts payable and others	19,451	11,298
Loans, financing, debentures	209,245	187,393
Finance leases	20,943	18,539
Derivative financial instruments		2,145
Provision for legal claims	824	1,207
Total non-current liabilities	250,463	220,582
Total liabilities	477,081	423,735
Equity
Capital	584,224	584,224
Capital reserve	3,645	1,997
Treasury shares	(35,208)	(35,208)
Income reserves	288,996	164,968
Other comprehensive income	38,876	39,883
Total equity	880,533	755,864
Total liabilities and equity	R$ 1,357,614	R$ 1,179,599